FINANCIAL EXPENSES (INCOME), NET (Tables)	12 Months Ended
Dec. 31, 2013
Financial Expenses and Income [Abstract]
Schedule of Other Nonoperating Expense, by Component [Table Text Block]
	Year ended December 31,
	2013	2012	2011
Financial expenses:
Interest expense due to amortization of convertible notes	$202	$898	$-
Issuance expenses	40	137	-
Exchange rate	35	-	-
Other	7	6	9

	284	1,041	9

Financial income:
Changes in values of deferred shares and liability related to warrants	(270)	(418)	(120)
Exchange rate	-	(22)	(17)

	(270)	(440)	(137)

	$14	$601	$(128)